Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 838,224	¥ 792,445
Accumulated benefit obligation	805,107	732,695
Fair value of plan assets	217,738	204,343
Foreign Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	341,416	175,238
Accumulated benefit obligation	324,160	153,254
Fair value of plan assets	¥ 65,533	¥ 19,136